Related Party Balances and Transactions - Schedule of Service Provided by or to Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Service provided to related parties	¥ 1,195,552	$ 168,390	¥ 1,157,908	¥ 2,245,016
Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	9,326		9,313	12,161
Service provided to related parties	728		970
Technology service fee [Member] | Xiaoke [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	1,887		7,259	11,609
PPC advertisement service fee [Member] | Xiaoke [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties				412
Channel cost [Member] | Huibao Huipei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided by related parties	7,439		2,054	140
Consulting service fee [Member] | Huibao Huipei [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Service provided to related parties	¥ 728		¥ 970